Commitments and Contingencies - Operating Lease Obligations Table (Details) - Western Gas Partners, LP [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
2016	$ 9,076
2017	7,756
2018	733
2019	624
2020	122
Thereafter	0
Total	$ 18,311